Financial Instruments - Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits by banks	£ 13,784	£ 9,769
Deposits by customers	177,421	172,726
Trading liabilities	31,109	15,560
Financial liabilities designated at fair value	2,315	2,440
Debt securities in issue	48,860	54,792
Subordinated liabilities	3,793	4,303
Total financial liabilities	294,895	282,693
Undiscounted Cash Flow [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits by banks	13,914	9,888
Deposits by customers	177,623	173,018
Trading liabilities	31,327	15,674
- Held for trading	17,038	22,360
- Held for hedging(1)	1,764	1,984
Financial liabilities designated at fair value	2,377	2,518
Debt securities in issue	50,953	57,769
Subordinated liabilities	6,790	8,797
Total financial liabilities	301,786	292,008
Off-balance sheet commitments given	42,059	41,616
Undiscounted Cash Flow [Member] | On Demand [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits by banks	2,452	2,366
Deposits by customers	154,114	145,810
Trading liabilities	1,520	3,535
- Held for trading	9	41
- Held for hedging(1)	6
Financial liabilities designated at fair value	7	9
Total financial liabilities	158,108	151,761
Off-balance sheet commitments given	2,082	1,692
Undiscounted Cash Flow [Member] | In No More Than 3 Months [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits by banks	1,466	916
Deposits by customers	4,754	4,986
Trading liabilities	26,914	10,042
- Held for trading	620	904
- Held for hedging(1)	11	14
Financial liabilities designated at fair value	545	404
Debt securities in issue	8,419	9,207
Subordinated liabilities	289	450
Total financial liabilities	43,018	26,923
Off-balance sheet commitments given	6,874	5,128
Undiscounted Cash Flow [Member] | In More Than 3 Months But Not More Than 1 Year [Member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits by banks	914	677
Deposits by customers	13,811	13,384
Trading liabilities	152	21
- Held for trading	1,203	1,569
- Held for hedging(1)	27	38
Financial liabilities designated at fair value	222	229
Debt securities in issue	4,940	7,082
Subordinated liabilities	147	554
Total financial liabilities	21,416	23,554
Off-balance sheet commitments given	1,844	2,642
Undiscounted Cash Flow [Member] | In more than 1 year but not more than 5 years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits by banks	8,874	5,833
Deposits by customers	3,454	7,909
Trading liabilities	161	602
- Held for trading	2,505	4,352
- Held for hedging(1)	420	575
Financial liabilities designated at fair value	789	1,117
Debt securities in issue	25,950	25,173
Subordinated liabilities	783	1,739
Total financial liabilities	42,936	47,300
Off-balance sheet commitments given	12,399	23,584
Undiscounted Cash Flow [Member] | In More Than 5 Years [member]
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Deposits by banks	208	96
Deposits by customers	1,490	929
Trading liabilities	2,580	1,474
- Held for trading	12,701	15,494
- Held for hedging(1)	1,300	1,357
Financial liabilities designated at fair value	814	759
Debt securities in issue	11,644	16,307
Subordinated liabilities	5,571	6,054
Total financial liabilities	36,308	42,470
Off-balance sheet commitments given	£ 18,860	£ 8,570